Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended
	May 09, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Nov. 06, 2013 Subsequent Events
Subsequent Event [Line Items]
Dividend declared per share					$ 0.10
Dividends payable date declared					Nov. 06, 2013
Dividends payable date					Dec. 06, 2013
Dividends payable date of record					Nov. 18, 2013
Payment of cash dividend	$ 269,772	$ 8,192	$ 269,772	$ 319,959	$ 8,200